Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 2 – Property and Equipment

Property and equipment from continuing operations were as follows at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Leasehold improvements	-	-
Furniture & fixtures	-	-
	-	-
Less accumulated depreciation and amortization	-	-
Net property and equipment	$-	$-

Property and equipment from discontinued operations were as follows at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Leasehold improvements	$4,262	$4,262
Furniture & fixtures	18,830	29,902
Equipment	-	-
	23,092	118,083
Less accumulated depreciation and amortization	8,823	10,422
Net property and equipment	$14,199	$107,661

As a result of discontinued operations, the leasing equipment of $67,336 was returned in the first quarter of 2021 and the related liabilities were released.

Depreciation and amortization expense from continuing operations for the years ended December 31, 2021 and 2020 was $0and $0, respectively. Depreciation and amortization expense from discontinued operations for the years ended December 31, 2021 and 2020 was $8,823 and $10,422, respectively.